Schedule of Assets	12 Months Ended
Dec. 31, 2025
Mayville Engineering Company, Inc. 401(k) Plan
Schedule of Assets
Schedule of Assets

Schedule H, Line 4i – Schedule of Assets (Held at End of Year)

December 31, 2025

(in thousands)

Plan Sponsor: Mayville Engineering Company, Inc.

Plan Sponsor EIN: 39-0944729

Plan Number: 003

	(b)	(c)	(d)	(e)
	Identity of Issue, Borrow,	Description of Investment Including Maturity Date, Rate
(a)	Lessor, or Similar Party	of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
	Mutual Funds
	T. Rowe Price	Retirement 2035	**	$15,245
	Fidelity	500 Index	**	14,398
	T. Rowe Price	Retirement 2030	**	14,271
	T. Rowe Price	Retirement 2040	**	12,407
	Janus Henderson	Forty N	**	10,840
	T. Rowe Price	Retirement 2050	**	8,596
	T. Rowe Price	Retirement 2045	**	8,114
	T. Rowe Price	Retirement 2025	**	7,774
	T. Rowe Price	Retirement 2055	**	5,760
*	Principal Global Investors	Government Money Market R6 Fund	**	5,465
	Janus Henderson	Research N	**	5,340
	T. Rowe Price	Retirement 2060	**	4,556
	Fidelity	Advisor Stock Selector Mid Cap	**	3,265
	MFS	Value R3	**	2,901
	Nuveen	Small Cap Select	**	2,797
	Capital Research and Mgmt. Co.	American Funds Capital World Growth and Income R6	**	2,729
	Capital Research and Mgmt. Co.	American Funds EuroPacific Growth R6	**	2,607
	T. Rowe Price	Retirement 2065	**	2,387
	T. Rowe Price	Retirement 2020	**	2,314
	T. Rowe Price	Retirement Balanced	**	2,053
	PIMCO	Total Return Institutional	**	1,992
	J.P. Morgan	Mid Cap Value R6 Fund	**	1,681
	Nuveen	Mid Cap Growth Opportunities	**	1,090
	Vanguard Group	Inflation-Protected Securities Admiral	**	628
	T. Rowe Price	Retirement 2010	**	270
	Nuveen	Real Estate Securities	**	245
	T. Rowe Price	Retirement 2015	**	167
	T. Rowe Price	Retirement 2070	**	11
	Total Mutual Funds			$139,903
	Corporate Common Stock
*	MEC	Common stock, no par value	**	44,339
	Total			$184,242

* Represents a party-in-interest to the Plan.

** Information not required for participant directed investments

See report of independent registered public accounting firm